UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2010

FORM N-Q

Item 1. Schedule of Investments.

The Lazard Funds, Inc.
Portfolios of Investments
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio

Common Stocks — 96.3%

Aerospace & Defense — 2.7%
General Dynamics Corp.	2,510	$157,653
Raytheon Co.	3,595	164,327

		321,980

Alcohol & Tobacco — 1.3%
Altria Group, Inc.	3,445	82,749
Reynolds American, Inc.	1,185	70,377

		153,126

Banking — 10.9%
Bank of America Corp.	24,190	317,131
Fifth Third Bancorp	4,105	49,383
JPMorgan Chase & Co.	9,736	370,650
KeyCorp.	8,895	70,804
PNC Financial Services Group,
Inc.	2,750	142,753
Wells Fargo & Co.	14,865	373,557

		1,324,278

Cable Television — 1.5%
Comcast Corp., Class A	10,960	186,430

Chemicals — 1.8%
Air Products & Chemicals, Inc.	770	63,771
Dow Chemical Co.	5,725	157,209

		220,980

Computer Software — 3.8%
Microsoft Corp.	15,370	376,411
Oracle Corp.	2,915	78,268

		454,679

Construction & Engineering — 0.9%
Foster Wheeler AG (a)	4,270	104,444

Consumer Products — 5.1%
Energizer Holdings, Inc. (a)	1,260	84,710
Kimberly-Clark Corp.	1,134	73,767
Mattel, Inc.	3,650	85,629
Newell Rubbermaid, Inc.	6,770	120,573
The Procter & Gamble Co.	4,300	257,871

		622,550

Electric — 3.4%
American Electric Power Co., Inc.	2,715	98,364
DPL, Inc.	2,585	67,546
Entergy Corp.	1,415	108,290
PG&E Corp.	1,545	70,174
PPL Corp.	2,670	72,704

		417,078

Energy Exploration & Production — 4.7%
Anadarko Petroleum Corp.	775	44,214
Apache Corp.	1,735	169,614
Devon Energy Corp.	2,300	148,902
Occidental Petroleum Corp.	2,585	202,405

		565,135

Energy Integrated — 6.1%
Chevron Corp.	5,531	448,288
ConocoPhillips	3,765	216,224
Hess Corp.	1,245	73,604

		738,116

Energy Services — 0.6%
Halliburton Co.	2,280	75,400

Financial Services — 4.2%
Bank of New York Mellon Corp.	5,989	156,493
Citigroup, Inc. (a)	13,080	51,012
Franklin Resources, Inc.	670	71,623
MasterCard, Inc., Class A	370	82,880
The Goldman Sachs Group, Inc.	1,035	149,640

		511,648

Food & Beverages — 2.5%
PepsiCo, Inc.	1,785	118,595
Ralcorp Holdings, Inc. (a)	2,000	116,960
The Coca-Cola Co.	1,105	64,665

		300,220

Health Services — 2.6%
Medco Health Solutions, Inc. (a)	1,100	57,266
UnitedHealth Group, Inc.	2,410	84,615
WellPoint, Inc. (a)	3,015	170,770

		312,651

Insurance — 7.4%
ACE, Ltd.	2,190	127,567
Aon Corp.	1,765	69,029

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio (concluded)

Everest Re Group, Ltd.	1,320	$114,140
Lincoln National Corp.	4,155	99,388
MetLife, Inc.	2,765	106,314
Prudential Financial, Inc.	1,690	91,564
RenaissanceRe Holdings, Ltd.	1,250	74,950
The Allstate Corp.	2,750	86,763
The Travelers Cos., Inc.	1,175	61,218
Willis Group Holdings PLC	2,010	61,948

		892,881

Leisure & Entertainment — 2.3%
The Walt Disney Co.	2,220	73,504
Time Warner, Inc.	1,900	58,235
Viacom, Inc., Class B	4,235	153,265

		285,004

Manufacturing — 4.2%
Corning, Inc.	7,000	127,960
Flowserve Corp.	590	64,558
General Electric Co.	15,515	252,119
Honeywell International, Inc.	1,455	63,932

		508,569

Medical Products — 3.4%
Baxter International, Inc.	2,600	124,046
Covidien PLC	2,355	94,647
Life Technologies Corp. (a)	1,300	60,697
Medtronic, Inc.	3,925	131,802

		411,192

Metal & Glass Containers — 2.4%
Ball Corp.	1,935	113,875
Owens-Illinois, Inc. (a)	6,480	181,829

		295,704

Metals & Mining — 0.6%
Freeport-McMoRan Copper &
Gold, Inc.	910	77,705

Pharmaceutical & Biotechnology — 11.4%
Amgen, Inc. (a)	3,460	190,681
Gilead Sciences, Inc. (a)	2,325	82,793
Johnson & Johnson	3,928	243,379
King Pharmaceuticals, Inc. (a)	7,500	74,700
Merck & Co., Inc.	6,180	227,486
Pfizer, Inc.	32,644	560,497

		1,379,536

Retail — 5.2%
CVS Caremark Corp.	6,115	192,439
The Gap, Inc.	4,300	80,152
The TJX Cos., Inc.	1,945	86,805
Wal-Mart Stores, Inc.	4,950	264,924

		624,320

Semiconductors & Components — 1.3%
Intel Corp.	4,265	82,016
Texas Instruments, Inc.	2,705	73,414

		155,430

Technology Hardware — 2.3%
Hewlett-Packard Co.	3,045	128,103
International Business Machines
Corp.	1,080	144,871

		272,974

Telecommunications — 3.7%
AT&T, Inc.	15,815	452,309

Total Common Stocks
(Identified cost $11,409,128)		11,664,339

Short-Term Investment — 2.9%
State Street Institutional Treasury
Money Market Fund
(Identified cost $354,761)	354,761	354,761

Total Investments — 99.2%
(Identified cost $11,763,889) (b)		$12,019,100
Cash and Other Assets in Excess
of Liabilities — 0.8%		98,782

Net Assets — 100.0%		$12,117,882

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio

Common Stocks — 98.2%

Aerospace & Defense — 2.5%
Raytheon Co.	40,600	$1,855,826

Agriculture — 1.3%
Monsanto Co.	12,600	603,918
The Mosaic Co.	6,000	352,560

		956,478

Alcohol & Tobacco — 2.0%
Molson Coors Brewing Co., Class
B	30,900	1,459,098

Automotive — 0.5%
Ford Motor Co. (a)	32,100	392,904

Banking — 5.3%
Bank of America Corp.	53,600	702,696
JPMorgan Chase & Co.	45,391	1,728,035
Wells Fargo & Co.	59,000	1,482,670

		3,913,401

Cable Television — 4.1%
Comcast Corp., Class A	180,800	3,075,408

Coal — 0.4%
Massey Energy Co.	9,200	285,384

Commercial Services — 1.2%
Corrections Corp. of America (a)	35,800	883,544

Computer Software — 6.9%
Microsoft Corp.	87,235	2,136,385
Oracle Corp.	82,400	2,212,440
Symantec Corp. (a)	49,400	749,398

		5,098,223

Consumer Products — 5.8%
Avon Products, Inc.	35,300	1,133,483
Mattel, Inc.	47,000	1,102,620
Newell Rubbermaid, Inc.	23,000	409,630
Stanley Black & Decker, Inc.	13,800	845,664
The Procter & Gamble Co.	14,000	839,580

		4,330,977

Energy Exploration & Production — 2.8%
Apache Corp.	8,000	782,080
Devon Energy Corp.	7,800	504,972
EQT Corp.	21,100	760,866

		2,047,918

Energy Integrated — 6.9%
Chevron Corp.	14,400	1,167,120
ConocoPhillips	69,400	3,985,642

		5,152,762

Energy Services — 0.7%
Halliburton Co.	16,000	529,120

Financial Services — 6.3%
Ameriprise Financial, Inc.	31,200	1,476,696
MasterCard, Inc., Class A	3,600	806,400
NYSE Euronext	27,000	771,390
State Street Corp.	22,700	854,882
The Goldman Sachs Group, Inc.	5,400	780,732

		4,690,100

Food & Beverages — 2.3%
General Mills, Inc.	21,400	781,956
PepsiCo, Inc.	13,500	896,940

		1,678,896

Insurance — 1.7%
The Travelers Cos., Inc.	24,500	1,276,450

Leisure & Entertainment — 2.3%
Apollo Group, Inc., Class A (a)	9,300	477,555
Darden Restaurants, Inc.	12,400	530,472
McDonald’s Corp.	9,700	722,747

		1,730,774

Manufacturing — 4.4%
Caterpillar, Inc.	9,700	763,196
Dover Corp.	14,400	751,824
Emerson Electric Co.	11,600	610,856
Honeywell International, Inc.	25,893	1,137,739

		3,263,615

Medical Products — 1.2%
CareFusion Corp. (a)	900	22,356

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio (concluded)

Medtronic, Inc.	25,200	$846,216

		868,572

Metal & Glass Containers — 2.9%
Ball Corp.	36,315	2,137,138

Metals & Mining — 1.0%
Nucor Corp.	18,500	706,700

Pharmaceutical & Biotechnology — 11.3%
Amgen, Inc. (a)	19,200	1,058,112
Forest Laboratories, Inc. (a)	19,100	590,763
Gilead Sciences, Inc. (a)	19,700	701,517
Johnson & Johnson	22,960	1,422,602
Merck & Co., Inc.	19,100	703,071
Pfizer, Inc.	227,300	3,902,741

		8,378,806

Refining — 0.9%
Valero Energy Corp.	38,400	672,384

Retail — 10.6%
AutoZone, Inc. (a)	8,100	1,854,171
The Gap, Inc.	41,800	779,152
Wal-Mart Stores, Inc.	47,900	2,563,608
Walgreen Co.	80,600	2,700,100

		7,897,031

Semiconductors & Components — 1.6%
Intel Corp.	59,600	1,146,108

Technology — 3.6%
AOL, Inc. (a)	15,000	371,250
eBay, Inc. (a)	47,800	1,166,320
Google, Inc., Class A (a)	2,210	1,161,996

		2,699,566

Technology Hardware — 6.4%
Cisco Systems, Inc. (a)	59,355	1,299,874
EMC Corp. (a)	29,900	607,269
International Business Machines
Corp.	21,090	2,829,013

		4,736,156

Transportation — 1.3%
Norfolk Southern Corp.	16,600	987,866

Total Common Stocks
(Identified cost $65,574,874)		72,851,205

Preferred Stock — 0.6%

Automotive — 0.6%
Better Place, Inc., Series B
(Identified cost $453,501)	151,167	453,501

Short-Term Investment — 0.4%
State Street Institutional Treasury
Money Market Fund
(Identified cost $322,994)	322,994	322,994

Total Investments — 99.2%
(Identified cost $66,351,369) (b)		$73,627,700

Cash and Other Assets in Excess
of Liabilities — 0.8%		592,669

Net Assets — 100.0%		$74,220,369

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio

Common Stocks — 96.6%

Alcohol & Tobacco — 2.0%
Molson Coors Brewing Co., Class
B	83,300	$3,933,426

Automotive — 0.7%
Lear Corp. (a)	17,400	1,373,382

Banking — 4.6%
City National Corp.	84,600	4,489,722
Fifth Third Bancorp	201,000	2,418,030
KeyCorp.	264,300	2,103,828

		9,011,580

Cable Television — 1.1%
Cablevision Systems Corp.	85,500	2,239,245

Chemicals — 2.5%
Air Products & Chemicals, Inc.	20,900	1,730,938
Eastman Chemical Co.	42,700	3,159,800

		4,890,738

Coal — 1.4%
Arch Coal, Inc.	77,500	2,070,025
Massey Energy Co.	24,500	759,990

		2,830,015

Commercial Services — 2.9%
Corrections Corp. of America (a)	115,400	2,848,072
Equifax, Inc.	88,800	2,770,560

		5,618,632

Computer Software — 4.2%
BMC Software, Inc. (a)	93,900	3,801,072
Intuit, Inc. (a)	37,400	1,638,494
Symantec Corp. (a)	175,600	2,663,852

		8,103,418

Construction & Engineering — 1.1%
Foster Wheeler AG (a)	84,900	2,076,654

Consumer Products — 8.5%
Avon Products, Inc.	93,900	3,015,129
Mattel, Inc.	232,000	5,442,720
Newell Rubbermaid, Inc.	300,500	5,351,905
Stanley Black & Decker, Inc.	43,100	2,641,168

		16,450,922

Electric — 3.5%
Allegheny Energy, Inc.	88,000	2,157,760
American Electric Power Co., Inc.	126,700	4,590,341

		6,748,101

Energy Exploration & Production — 3.3%
Energen Corp.	61,800	2,825,496
EQT Corp.	45,800	1,651,548
Noble Energy, Inc.	25,900	1,944,831

		6,421,875

Energy Integrated — 1.0%
Murphy Oil Corp.	32,600	2,018,592

Energy Services — 3.6%
Rowan Cos., Inc. (a)	45,000	1,366,200
The Williams Cos., Inc.	154,600	2,954,406
Tidewater, Inc.	58,500	2,621,385

		6,941,991

Financial Services — 4.6%
Ameriprise Financial, Inc.	138,000	6,531,540
NYSE Euronext	81,600	2,331,312

		8,862,852

Food & Beverages — 4.2%
Campbell Soup Co.	78,300	2,799,225
McCormick & Co., Inc.	41,800	1,757,272
Ralcorp Holdings, Inc. (a)	60,900	3,561,432

		8,117,929

Forest & Paper Products — 1.0%
Packaging Corp. of America	80,900	1,874,453

Insurance — 1.3%
PartnerRe, Ltd.	32,100	2,573,778

Leisure & Entertainment — 1.2%
Darden Restaurants, Inc.	54,200	2,318,676

Manufacturing — 8.8%
Dover Corp.	126,000	6,578,460
Joy Global, Inc.	23,800	1,673,616
Parker Hannifin Corp.	58,300	4,084,498

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio (concluded)

Rockwell Collins, Inc.	81,700	$4,759,025

		17,095,599

Medical Products — 6.9%
CareFusion Corp. (a)	144,450	3,588,138
Hospira, Inc. (a)	55,800	3,181,158
Life Technologies Corp. (a)	32,581	1,521,207
Teleflex, Inc.	37,900	2,151,962
Zimmer Holdings, Inc. (a)	56,000	2,930,480

		13,372,945

Metal & Glass Containers — 3.6%
Ball Corp.	118,700	6,985,495

Metals & Mining — 2.7%
Cliffs Natural Resources, Inc.	39,000	2,492,880
Compass Minerals International,
Inc.	37,000	2,834,940

		5,327,820

Pharmaceutical & Biotechnology — 0.9%
Warner Chilcott PLC, Class A	80,400	1,804,176

Real Estate — 4.6%
Digital Realty Trust, Inc. REIT	37,400	2,307,580
Public Storage REIT	16,900	1,639,976
The Macerich Co. REIT	70,800	3,040,860
UDR, Inc. REIT	95,200	2,010,624

		8,999,040

Refining — 1.3%
Holly Corp.	87,400	2,512,750

Retail — 4.4%
AutoZone, Inc. (a)	14,600	3,342,086
Big Lots, Inc. (a)	28,700	954,275
J. Crew Group, Inc. (a)	63,100	2,121,422
The TJX Cos., Inc.	49,900	2,227,037

		8,644,820

Semiconductors & Components — 3.5%
Analog Devices, Inc.	127,200	3,991,536
Xilinx, Inc.	107,900	2,871,219

		6,862,755

Technology — 0.7%
Teradata Corp. (a)	37,800	1,457,568

Technology Hardware — 5.6%
Ingram Micro, Inc., Class A (a)	220,300	3,714,258
Lexmark International, Inc., Class
A (a)	30,000	1,338,600
NetApp, Inc. (a)	41,500	2,066,285
Seagate Technology PLC (a)	133,000	1,566,740
Smart Technologies, Inc. Class A
(a)	48,854	661,972
Tellabs, Inc.	199,000	1,482,550

		10,830,405

Telecommunications — 0.9%
NeuStar, Inc., Class A (a)	68,200	1,695,452

Total Common Stocks
(Identified cost $167,074,665)		187,995,084

Preferred Stock — 0.7%

Automotive — 0.7%
Better Place, Inc., Series B
(Identified cost $1,307,499)	435,833	1,307,499

Short-Term Investment — 1.9%
State Street Institutional Treasury
Money Market Fund
(Identified cost $3,712,076)	3,712,076	3,712,076

Total Investments — 99.2%
(Identified cost $172,094,240) (b)		$193,014,659

Cash and Other Assets in Excess
of Liabilities — 0.8%		1,502,268

Net Assets — 100.0%		$194,516,927

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio

Common Stocks — 92.6%

Automotive — 2.2%
Modine Manufacturing Co. (a)	163,300	$2,118,001
Tenneco, Inc. (a)	63,700	1,845,389

		3,963,390

Banking — 6.7%
City National Corp.	47,200	2,504,904
Home Bancshares, Inc.	29,380	597,002
KeyCorp.	409,600	3,260,416
PacWest Bancorp	177,401	3,381,263
Wintrust Financial Corp.	77,800	2,521,498

		12,265,083

Chemicals — 1.9%
GrafTech International, Ltd. (a)	95,400	1,491,102
Rockwood Holdings, Inc. (a)	62,300	1,960,581
Solutia, Inc. (a)	8,000	127,821

		3,579,504

Commercial Services — 2.5%
Administaff, Inc.	49,050	1,320,917
Navigant Consulting, Inc. (a)	159,800	1,858,474
Team, Inc. (a)	85,100	1,464,571

		4,643,962

Computer Software — 7.5%
Akamai Technologies, Inc. (a)	45,400	2,278,172
BMC Software, Inc. (a)	63,200	2,558,336
Intuit, Inc. (a)	40,350	1,767,733
Nuance Communications, Inc. (a)	77,700	1,215,228
Quest Software, Inc. (a)	122,300	3,007,357
Red Hat, Inc. (a)	71,550	2,933,550

		13,760,376

Construction & Engineering — 1.8%
Great Lakes Dredge & Dock Co.	239,800	1,393,238
Quanta Services, Inc. (a)	102,100	1,948,068

		3,341,306

Consumer Products — 7.3%
Central Garden & Pet Co., Class A
(a)	319,400	3,308,984
Mattel, Inc.	91,400	2,144,244
Matthews International Corp.,
Class A	61,050	2,158,728
Newell Rubbermaid, Inc.	111,000	1,976,910
Tempur-Pedic International, Inc.
(a)	52,500	1,627,500
The Middleby Corp. (a)	34,250	2,171,107

		13,387,473

Electric — 1.7%
Northeast Utilities	105,950	3,132,942

Energy Integrated — 3.2%
Cimarex Energy Co.	51,700	3,421,506
James River Coal Co. (a)	137,650	2,413,004

		5,834,510

Energy Services — 2.5%
Helmerich & Payne, Inc.	54,900	2,221,254
Oceaneering International, Inc. (a)	45,600	2,456,016

		4,677,270

Financial Services — 1.8%
FTI Consulting, Inc. (a)	47,100	1,633,899
NYSE Euronext	60,400	1,725,628

		3,359,527

Food & Beverages — 1.1%
Lance, Inc.	93,700	1,995,810

Forest & Paper Products — 2.4%
Rock-Tenn Co., Class A	34,100	1,698,521
Schweitzer-Mauduit International,
Inc.	47,000	2,740,570

		4,439,091

Gas Utilities — 2.9%
New Jersey Resources Corp.	73,700	2,890,514
Piedmont Natural Gas Co., Inc.	82,100	2,380,900

		5,271,414

Health Services — 2.2%
Community Health Systems, Inc.
(a)	71,500	2,214,355
VCA Antech, Inc. (a)	87,800	1,851,702

		4,066,057

Housing — 0.8%
Trex Co., Inc. (a)	75,600	1,441,692

Insurance — 1.5%
Arch Capital Group, Ltd. (a)	33,400	2,798,920

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio (continued)

Leisure & Entertainment — 2.1%
Darden Restaurants, Inc.	47,500	$2,032,050
Texas Roadhouse, Inc. (a)	128,800	1,810,928

		3,842,978

Manufacturing — 6.6%
Altra Holdings, Inc. (a)	123,811	1,823,736
BE Aerospace, Inc. (a)	72,400	2,194,444
Bucyrus International, Inc.	35,550	2,465,392
FLIR Systems, Inc. (a)	75,700	1,945,490
Generac Holdings, Inc.	97,145	1,325,058
Gibraltar Industries, Inc. (a)	65,150	585,047
Regal-Beloit Corp.	31,250	1,834,063

		12,173,230

Medical Products — 4.9%
CareFusion Corp. (a)	93,100	2,312,604
Haemonetics Corp. (a)	35,000	2,048,550
Hospira, Inc. (a)	57,400	3,272,374
Life Technologies Corp. (a)	27,610	1,289,111

		8,922,639

Metal & Glass Containers — 1.8%
Ball Corp.	28,800	1,694,880
Owens-Illinois, Inc. (a)	60,600	1,700,436

		3,395,316

Metals & Mining — 1.2%
Schnitzer Steel Industries, Inc.,
Class A	43,900	2,119,492

Pharmaceutical & Biotechnology — 1.1%
Warner Chilcott PLC, Class A	94,100	2,111,604

Real Estate — 7.9%
Digital Realty Trust, Inc. REIT	39,350	2,427,895
Extra Space Storage, Inc. REIT	173,200	2,778,128
Kilroy Realty Corp. REIT	91,650	3,037,281
The Macerich Co. REIT	71,277	3,061,347
UDR, Inc. REIT	155,800	3,290,496

		14,595,147

Retail — 8.2%
American Eagle Outfitters, Inc.	150,050	2,244,748
Brown Shoe Co., Inc.	194,500	2,230,915
Family Dollar Stores, Inc.	42,400	1,872,384
Iconix Brand Group, Inc. (a)	147,900	2,588,250
Liz Claiborne, Inc. (a)	319,100	1,940,128
The Gymboree Corp. (a)	50,650	2,104,001
Williams-Sonoma, Inc.	66,900	2,120,730

		15,101,156

Semiconductors & Components — 2.8%
CPI International, Inc. (a)	40,586	568,204
FARO Technologies, Inc. (a)	3,400	74,154
ON Semiconductor Corp. (a)	314,200	2,265,382
Xilinx, Inc.	84,600	2,251,206

		5,158,946

Technology — 1.1%
SS&C Technologies Holdings, Inc.
(a)	131,900	2,084,020

Technology Hardware — 2.3%
Polycom, Inc. (a)	58,950	1,608,156
Smart Technologies, Inc., Class A
(a)	62,663	849,084
Veeco Instruments, Inc. (a)	51,200	1,785,344

		4,242,584

Transportation — 2.6%
Echo Global Logistics, Inc. (a)	169,250	2,161,322
UTI Worldwide, Inc.	162,550	2,613,804

		4,775,126

Total Common Stocks
(Identified cost $158,691,225)		170,480,565

Preferred Stock — 0.2%

Automotive — 0.2%
Better Place, Inc., Series B
(Identified cost $452,901)	150,967	452,901

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. Small-Mid Cap Equity Portfolio (concluded)

Repurchase Agreement — 8.2%
State Street Bank and Trust Co.,
0.01%, 10/01/10
(Dated 09/30/2010, collateralized
by $14,300,000 United States
Treasury Note, 2.50%, 04/30/15,
with a value of $15,311,010)
Proceeds of $15,006,004
(Identified cost $15,006,000)	$15,006	$15,006,000

Total Investments — 101.0%
(Identified cost $174,150,126) (b)		$185,939,466
Liabilities in Excess of Cash and
Other Assets — (1.0)%		(1,878,832)

Net Assets — 100.0%		$184,060,634

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks — 97.1%

Australia — 0.8%
QBE Insurance Group, Ltd.	74,600	$1,244,525

Belgium — 2.3%
Anheuser-Busch InBev NV	59,880	3,522,396

Brazil — 3.0%
Banco do Brasil SA	129,865	2,466,054
Cielo SA	238,700	2,078,044

Total Brazil		4,544,098

Canada — 2.3%
Potash Corp. of Saskatchewan,
Inc.	9,400	1,347,464
Rogers Communications, Inc.	55,400	2,073,529

Total Canada		3,420,993

China — 1.6%
Industrial and Commercial Bank of
China, Ltd., Class H	2,026,600	1,509,727
Weichai Power Co., Ltd., Class H	82,000	871,908

Total China		2,381,635

Czech Republic — 0.7%
CEZ AS	24,500	1,097,026

Denmark — 1.2%
Novo Nordisk A/S, Class B	17,710	1,757,459

France — 9.8%
BNP Paribas SA	39,618	2,817,663
Danone SA	35,050	2,096,432
Sanofi-Aventis	59,227	3,946,227
Technip SA	18,300	1,471,652
Total SA	42,946	2,213,337
Valeo SA (a)	48,860	2,263,687

Total France		14,808,998

Germany — 4.1%
Bayerische Motoren Werke AG	24,650	1,728,596
SAP AG	30,220	1,494,848
Siemens AG	28,558	3,014,482

Total Germany		6,237,926

Hong Kong — 1.9%
Esprit Holdings, Ltd.	238,697	1,293,646
Kerry Properties, Ltd.	298,000	1,618,887

Total Hong Kong		2,912,533

India — 0.8%
Idea Cellular, Ltd. (a)	747,500	1,233,496

Ireland — 0.9%
CRH PLC	85,509	1,403,242

Israel — 1.0%
Teva Pharmaceutical Industries,
Ltd., Sponsored ADR	27,800	1,466,450

Italy — 1.7%
Atlantia SpA	84,247	1,745,716
Prysmian SpA	44,965	821,401

Total Italy		2,567,117

Japan — 18.5%
Asics Corp.	8,630	91,110
Benesse Holdings, Inc.	28,000	1,348,347
Canon, Inc.	66,200	3,088,752
Daito Trust Construction Co., Ltd.	47,600	2,845,280
eAccess, Ltd.	1,675	1,284,140
Honda Motor Co., Ltd.	72,200	2,562,633
Hoya Corp.	87,500	2,132,996
KDDI Corp.	267	1,277,749
Keyence Corp.	5,206	1,132,498
Kubota Corp.	155,000	1,418,543
Mitsubishi Corp.	60,400	1,433,306
Mitsubishi Estate Co., Ltd.	109,000	1,773,143
Nidec Corp.	16,900	1,502,132
Nintendo Co., Ltd.	4,930	1,231,910
Sumitomo Mitsui Financial Group,
Inc.	66,100	1,925,673
Yahoo! Japan Corp.	4,103	1,417,472
Yamada Denki Co., Ltd.	25,940	1,609,598

Total Japan		28,075,282

Mexico — 0.7%
Grupo Televisa SA Sponsored
ADR	52,900	1,000,868

Netherlands — 0.8%
TNT NV	47,385	1,273,219

Norway — 0.8%
Aker Solutions ASA	85,030	1,232,549

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio (concluded)

Russia — 0.7%
OAO LUKOIL Sponsored ADR	19,750	$1,121,730

Singapore — 1.0%
Singapore Telecommunications,
Ltd.	613,600	1,465,215

South Korea — 2.1%
Hyundai Mobis	7,277	1,640,157
Samsung Electronics Co., Ltd.
GDR (c)	4,483	1,537,669

Total South Korea		3,177,826

Spain — 2.6%
Amadeus IT Holding SA, A Shares	67,120	1,234,811
Banco Santander SA	214,228	2,720,996

Total Spain		3,955,807

Switzerland — 8.4%
Credit Suisse Group AG	30,900	1,320,714
Julius Baer Group, Ltd.	24,930	907,491
Nestle SA	45,320	2,414,392
Novartis AG	66,590	3,818,599
Roche Holding AG	11,700	1,597,863
UBS AG (a)	152,210	2,583,690

Total Switzerland		12,642,749

Turkey — 1.0%
Turkiye Garanti Bankasi AS ADR	265,600	1,527,200

United Kingdom — 28.4%
AMEC PLC	51,890	803,728
BAE Systems PLC	262,740	1,412,802
BG Group PLC	83,110	1,460,285
BHP Billiton PLC	79,000	2,513,046
British Airways PLC (a)	224,960	858,030
British American Tobacco PLC	42,249	1,575,930
GlaxoSmithKline PLC	135,850	2,677,187
HSBC Holdings PLC	282,020	2,857,512
Informa PLC	328,470	2,161,496
International Power PLC	288,430	1,758,007
Lloyds Banking Group PLC (a)	2,194,366	2,555,011
Prudential PLC	348,680	3,486,373
Royal Dutch Shell PLC, A Shares	104,750	3,152,811
Standard Chartered PLC	85,660	2,457,125
Tullow Oil PLC	80,980	1,620,674
Unilever PLC	105,150	3,040,965

Vodafone Group PLC	639,608	1,578,478
William Morrison Supermarkets
PLC	448,630	2,083,953
WPP PLC	170,740	1,889,577
Xstrata PLC	156,270	2,990,001

Total United Kingdom		42,932,991

Total Common Stocks
(Identified cost $132,552,122)		147,003,330

Description	Principal Amount (000)	Value

Repurchase Agreement — 6.3%
State Street Bank and Trust Co.,
0.01%, 10/01/10
(Dated 09/30/10, collateralized
by $8,995,000 United States
Treasury Note, 2.50%, 04/30/15,
with a value of $9,630,947)
Proceeds of $9,437,003
(Identified cost $9,437,000)	$9,437	9,437,000

Total Investments — 103.4%
(Identified cost $141,989,122) (b)		$156,440,330
Liabilities in Excess of Cash and
Other Assets — (3.4)%		(5,097,835)

Net Assets — 100.0%		$151,342,495

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard International Equity Select Portfolio

Common Stocks — 97.8%

Australia — 2.4%
BHP Billiton, Ltd.	3,415	$128,433

Belgium — 2.7%
Anheuser-Busch InBev NV	2,435	143,237

Brazil — 6.4%
Banco do Brasil SA	5,940	112,797
Cielo SA	12,670	110,301
Vale SA Sponsored ADR	3,705	115,855

Total Brazil		338,953

Canada — 2.6%
Potash Corp. of Saskatchewan,
Inc.	380	54,472
Rogers Communications, Inc.	2,140	80,097

Total Canada		134,569

China — 2.1%
China Construction Bank Corp.
Class H	86,600	75,898
Weichai Power Co., Ltd., Class H	3,000	31,899

Total China		107,797

Denmark — 1.4%
Novo Nordisk A/S, Class B	735	72,938

Finland — 1.5%
Sampo Oyj, A Shares	2,956	79,830

France — 10.6%
BNP Paribas SA	1,524	108,388
Danone SA	1,145	68,486
LVMH Moet Hennessy Louis
Vuitton SA	500	73,343
Sanofi-Aventis	2,271	151,314
Technip SA	539	43,345
Total SA	2,171	111,888

Total France		556,764

Germany — 2.1%
SAP AG	2,224	110,011

Hong Kong — 2.1%
Esprit Holdings, Ltd.	6,998	37,926
Sun Hung Kai Properties, Ltd.	4,130	71,168

Total Hong Kong		109,094

Indonesia — 1.8%
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	2,315	95,586

Ireland — 0.9%
CRH PLC	3,028	49,618

Italy — 1.2%
Eni SpA	2,953	63,726

Japan — 13.9%
Canon, Inc.	2,815	131,342
Daito Trust Construction Co., Ltd.	580	34,669
Fanuc, Ltd.	825	105,052
Honda Motor Co., Ltd.	2,625	93,170
Hoya Corp.	3,860	94,096
Mitsubishi Estate Co., Ltd.	3,830	62,304
Nidec Corp.	500	44,442
Sumitomo Mitsui Financial Group,
Inc.	3,368	98,119
Yahoo! Japan Corp.	201	69,440

Total Japan		732,634

Mexico — 1.4%
Grupo Televisa SA Sponsored
ADR	3,920	74,166

Russia — 2.6%
Mobile TeleSystems Sponsored
ADR	1,395	29,616
OAO LUKOIL Sponsored ADR	915	51,972
Sberbank	19,480	54,641

Total Russia		136,229

Singapore — 1.6%
Singapore Telecommunications,
Ltd.	34,810	83,379

South Korea — 1.2%
Hyundai Mobis	287	64,687

Spain — 1.4%
Banco Santander SA	5,728	72,754

Sweden — 2.0%
Assa Abloy AB, Class B	4,265	107,569

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard International Equity Select Portfolio (concluded)

Switzerland — 9.2%
Credit Suisse Group AG	1,221	$52,187
Nestle SA	1,716	91,419
Novartis AG	2,720	155,978
Roche Holding AG	619	84,537
UBS AG (a)	5,857	99,420

Total Switzerland		483,541

Taiwan — 2.5%
Taiwan Semiconductor
Manufacturing Co., Ltd.	67,435	133,827

Turkey — 1.9%
Turkcell Iletisim Hizmetleri AS	6,922	46,656
Turkiye Garanti Bankasi AS	9,239	53,650

Total Turkey		100,306

United Kingdom — 22.3%
BAE Systems PLC	8,923	47,981
BG Group PLC	3,665	64,396
British American Tobacco PLC	3,342	124,660
GlaxoSmithKline PLC	6,616	130,381
Lloyds Banking Group PLC (a)	92,520	107,726
Prudential PLC	10,777	107,757
Royal Dutch Shell PLC, A Shares	4,235	128,111
Standard Chartered PLC	3,333	95,606
Tullow Oil PLC	3,794	75,930
Unilever PLC	3,517	101,712
William Morrison Supermarkets
PLC	18,250	84,774
Xstrata PLC	5,395	103,225

Total United Kingdom		1,172,259

Total Common Stocks
(Identified cost $4,599,133)		5,151,907

Short-Term Investment — 2.1%
State Street Institutional Treasury
Money Market Fund
(Identified cost $110,068)	110,068	110,068

Total Investments — 99.9%
(Identified cost $4,709,201) (b)		$5,261,975

Cash and Other Assets in Excess
of Liabilities — 0.1%		3,494

Net Assets — 100.0%		$5,265,469

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard International Strategic Equity Portfolio

Common Stocks — 95.9%

Australia — 1.0%
Toll Holdings, Ltd.	624,000	$3,980,638

Belgium — 4.9%
Anheuser-Busch InBev NV	211,230	12,425,446
Umicore NV	158,080	6,833,588

Total Belgium		19,259,034

Brazil — 2.4%
Cyrela Brazil Realty SA	389,400	5,511,897
Duratex SA	363,100	3,937,875

Total Brazil		9,449,772

China — 3.4%
Industrial and Commercial Bank of
China, Ltd., Class H	8,755,330	6,522,334
Weichai Power Co., Ltd., Class H	172,000	1,828,879
Yingde Gases Group Co.	5,237,500	4,948,011

Total China		13,299,224

Czech Republic — 1.0%
CEZ AS	90,500	4,052,280

Denmark — 2.2%
Novo Nordisk A/S, Class B	86,300	8,564,014

Egypt — 2.5%
Commercial International Bank	712,700	5,320,525
Eastern Co.	203,320	4,535,683

Total Egypt		9,856,208

Finland — 2.4%
Sampo Oyj, A Shares	354,210	9,565,791

France — 10.4%
BNP Paribas SA	116,903	8,314,231
Danone SA	79,800	4,773,046
Sanofi-Aventis	187,400	12,486,248
Societe Generale	65,566	3,776,426
Technip SA	39,800	3,200,642
Valeo SA (a)	172,460	7,990,083

Total France		40,540,676

Germany — 1.8%
Bayerische Motoren Werke AG	100,980	7,081,283

Hong Kong — 1.2%
Kerry Properties, Ltd.	845,500	4,593,184

India — 1.6%
Idea Cellular, Ltd. (a)	3,849,570	6,352,412

Ireland — 1.0%
C&C Group PLC	889,600	3,868,664

Israel — 0.8%
Teva Pharmaceutical Industries,
Ltd.	60,400	3,280,013

Italy — 2.1%
Prysmian SpA	438,481	8,009,975

Japan — 10.8%
Asics Corp.	165,290	1,684,976
Benesse Holdings, Inc.	83,500	4,020,963
Canon, Inc.	202,200	9,434,224
Don Quijote Co., Ltd.	370,700	9,205,332
eAccess, Ltd.	4,945	3,791,088
Kubota Corp.	377,800	3,457,585
Sumitomo Mitsui Financial Group,
Inc.	148,900	4,337,863
Yahoo! Japan Corp.	18,100	6,253,042

Total Japan		42,185,073

Netherlands — 2.0%
ASM International NV (a)	300,395	7,639,476

Norway — 0.9%
Aker Solutions ASA	230,470	3,340,770

Russia — 1.6%
Sberbank	2,288,914	6,420,404

South Africa — 3.1%
MTN Group, Ltd.	280,640	5,073,081
Naspers, Ltd., N Shares	144,670	7,073,424

Total South Africa		12,146,505

South Korea — 0.9%
NHN Corp. (a)	21,100	3,626,924

Spain — 1.1%
Amadeus IT Holding SA, A Shares	232,000	4,268,119

Switzerland — 5.8%
Julius Baer Group, Ltd.	168,202	6,122,816

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard International Strategic Equity Portfolio (concluded)

Novartis AG	118,500	$6,795,375
UBS AG (a)	576,560	9,786,822

Total Switzerland		22,705,013

Turkey — 1.5%
Turkiye Garanti Bankasi AS	1,001,190	5,813,830

United Kingdom — 29.5%
AMEC PLC	569,753	8,824,943
BBA Aviation PLC	1,521,698	4,503,579
BG Group PLC	352,840	6,199,579
British American Tobacco PLC	284,418	10,609,078
Cairn Energy PLC (a)	488,810	3,483,064
GlaxoSmithKline PLC	339,900	6,698,386
IG Group Holdings PLC	1,018,950	7,958,521
Informa PLC	1,526,847	10,047,413
Lloyds Banking Group PLC (a)	10,150,082	11,818,254
Man Group PLC	1,127,710	3,881,398
Michael Page International PLC	575,570	4,166,381
Prudential PLC	972,300	9,721,809
TalkTalk Telecom Group PLC	1,814,600	4,181,763
Tullow Oil PLC	252,520	5,053,748
Unilever PLC	329,764	9,536,860
William Morrison Supermarkets
PLC	806,350	3,745,616
Xstrata PLC	256,450	4,906,800

Total United Kingdom		115,337,192

Total Common Stocks
(Identified cost $322,217,273)		375,236,474

Preferred Stock — 2.2%

Brazil — 2.2%
Banco Bradesco SA
(Identified cost $6,416,357)	441,485	8,850,574

Short-Term Investment — 2.0%
State Street Institutional Treasury
Money Market Fund
(Identified cost $7,721,252)	7,721,252	7,721,252

Total Investments — 100.1%
(Identified cost $336,354,882) (b)		$391,808,300
Liabilities in Excess of Cash and
Other Assets — (0.1)%		(436,265)

Net Assets — 100.0%		$391,372,035

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard International Small Cap Equity Portfolio

Common Stocks — 96.1%

Australia — 4.6%
Cabcharge Australia, Ltd.	150,267	$803,180
Fairfax Media, Ltd.	405,759	574,553
James Hardie Industries SE (a)	158,907	860,113
Macquarie Atlas Roads Group (a)	532,568	803,015

Total Australia		3,040,861

Austria — 1.3%
Andritz AG	12,411	871,513

Belgium — 4.2%
Arseus NV	71,830	979,222
EVS Broadcast Equipment SA	12,828	786,950
Telenet Group Holding NV	31,398	1,053,390

Total Belgium		2,819,562

Finland — 2.5%
Sampo Oyj, A Shares	33,322	899,894
Vacon Oyj	15,974	763,268

Total Finland		1,663,162

France — 4.1%
Faiveley Transport SA	8,150	709,516
Valeo SA (a)	20,967	971,403
Virbac SA	7,659	1,058,313

Total France		2,739,232

Germany — 6.5%
CompuGroup Medical AG	105,358	1,340,492
CTS Eventim AG	24,822	1,285,021
Fielmann AG	9,363	873,321
Pfeiffer Vacuum Technology AG	8,540	807,966

Total Germany		4,306,800

Hong Kong — 2.3%
AAC Acoustic Technologies
Holdings, Inc.	396,000	867,654
Man Wah Holdings, Ltd.	580,400	698,678

Total Hong Kong		1,566,332

Ireland — 4.0%
C&C Group PLC	163,612	711,511
DCC PLC	38,079	1,090,547
FBD Holdings PLC	66,676	588,097
Irish Life & Permanent Group
Holdings PLC (a)	151,895	288,087

Total Ireland		2,678,242

Italy — 1.2%
MARR SpA	72,717	783,634

Japan — 27.0%
Ain Pharmaciez, Inc.	26,400	918,687
Asahi Holdings, Inc.	52,200	1,204,327
Daiseki Co., Ltd.	39,800	749,468
Daito Trust Construction Co., Ltd.	20,100	1,201,473
Don Quijote Co., Ltd.	37,300	926,245
eAccess, Ltd.	955	732,151
JAFCO Co., Ltd.	24,200	571,373
JSR Corp.	41,000	697,904
Konami Corp.	43,200	762,779
Kurita Water Industries, Ltd.	13,500	374,695
Misumi Group, Inc.	40,900	857,391
Nomura Research Institute, Ltd.	26,700	501,824
NPC, Inc.	35,000	712,746
Ohara, Inc.	47,200	662,089
Rinnai Corp.	11,500	676,390
Roland DG Corp.	55,300	764,449
Sankyo Co., Ltd.	9,900	524,173
Santen Pharmaceutical Co., Ltd.	21,390	740,758
Shinko Plantech Co., Ltd.	79,600	722,770
Suruga Bank, Ltd.	110,300	972,458
Sysmex Corp.	17,300	1,199,892
Union Tool Co.	24,800	621,782
USS Co., Ltd.	12,250	914,201

Total Japan		18,010,025

Netherlands — 8.1%
Aalberts Industries NV	41,607	685,187
ASM International NV (a)	37,592	956,018
Fugro NV	19,938	1,311,051
Imtech NV	21,230	673,910
Koninklijke Vopak NV	16,958	809,361
Unit 4 NV	36,399	992,419

Total Netherlands		5,427,946

Norway — 4.6%
Kongsberg Gruppen ASA	72,320	1,444,888
Prosafe Production Public, Ltd. (a)	298,783	756,972
TGS Nopec Geophysical Co. ASA	61,440	883,288

Total Norway		3,085,148

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard International Small Cap Equity Portfolio (concluded)

Singapore — 1.2%
Ezra Holdings, Ltd.	592,500	$774,922

Spain — 1.0%
Tecnicas Reunidas SA	12,277	654,486

Sweden — 8.4%
Duni AB	102,440	938,478
Elekta AB, B Shares	36,000	1,303,196
Getinge AB, B Shares	42,610	995,657
Indutrade AB	31,620	874,900
Loomis AB, B Shares	64,724	777,800
ORC Software AB	34,802	686,710

Total Sweden		5,576,741

Switzerland — 3.4%
Burckhardt Compression Holding
AG	3,343	740,961
Dufry Group (a)	9,866	942,775
Swissquote Group Holding SA	13,961	559,065

Total Switzerland		2,242,801

United Kingdom — 11.7%
Abcam PLC	31,554	856,042
Chemring Group PLC	20,945	989,049
CPP Group PLC	164,576	688,989
Dignity PLC	88,365	956,418
Hampson Industries PLC	1	1
Healthcare Locums PLC	329,593	662,730
IG Group Holdings PLC	161,536	1,261,679
Intertek Group PLC	44,474	1,278,514
Jupiter Fund Management PLC (a)	158,350	645,511
Rightmove PLC	42,550	490,284

Total United Kingdom		7,829,217

Total Common Stocks
(Identified cost $53,625,548)		64,070,624

Preferred Stock — 1.6%

Germany — 1.6%
Fuchs Petrolub AG
(Identified cost $656,548)	9,092	1,053,919

Right — 0.1%

Singapore — 0.1%
Ezra Holdings, Ltd.
expiring 10/06/10
(Identified cost $0)	118,500	47,306

Short-Term Investment — 1.8%
State Street Institutional Treasury
Money Market Fund
(Identified cost $1,236,107)	1,236,107	1,236,107

Total Investments — 99.6%
(Identified cost $55,518,203) (b)		$66,407,956

Cash and Other Assets in Excess
of Liabilities — 0.4%		253,069

Net Assets — 100.0%		$66,661,025

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks — 100.9%

Australia — 26.8%
APA Group	223,955	$876,678
ConnectEast Group	7,548,623	3,173,812
DUET Group	3,107,976	5,226,983
Intoll Group	2,707,772	3,899,622
Macquarie Atlas Roads Group (a)	1,796,682	2,709,068
MAp Group	315,794	891,273
SP Ausnet	2,386,784	1,983,973
Spark Infrastructure Group (c)	3,571,200	3,733,634
Transurban Group	965,376	4,637,427

Total Australia		27,132,470

Austria — 1.1%
Flughafen Wien AG	19,769	1,144,031

France — 1.5%
Aeroports de Paris	12,900	1,052,342
Societe des Autoroutes Paris-
Rhin-Rhone	6,600	487,302

Total France		1,539,644

Germany — 5.6%
Fraport AG	92,635	5,633,560

Italy — 24.4%
Atlantia SpA	234,194	4,852,829
Autostrada Torino-Milano SpA	391,562	5,471,419
Digital Multimedia Technologies
SpA (a)	58,137	1,043,792
Hera SpA	2,122,178	4,047,391
Snam Rete Gas SpA	214,347	1,085,555
Societa Iniziative Autostradali e
Servizi SpA	627,733	5,973,185
Terna SpA	511,675	2,174,584

Total Italy		24,648,755

Japan — 8.3%
East Japan Railway Co.	7,000	422,616
Osaka Gas Co., Ltd.	1,116,000	4,023,910
Tokyo Gas Co., Ltd.	654,700	2,972,344
West Japan Railway Co.	280	1,004,217

Total Japan		8,423,087

Mexico — 2.7%
Grupo Aeroportuario del Centro
Norte SAB de CV	1,081,700	1,963,114
Grupo Aeroportuario del Pacifico
SAB de CV, B Shares	165,630	572,006
Grupo Aeroportuario del Sureste
SAB de CV, B Shares	38,400	181,919

Total Mexico		2,717,039

Portugal — 0.5%
Brisa Auto-Estradas de Portugal
SA	75,000	483,613

South Korea — 2.8%
Macquarie Korea Infrastructure
Fund	676,600	2,871,953

Spain — 7.9%
Abertis Infraestructuras SA	30,500	568,387
Enagas SA	131,943	2,673,787
Red Electrica Corporacion SA	100,867	4,743,303

Total Spain		7,985,477

Switzerland — 2.1%
Flughafen Zuerich AG	5,970	2,168,921

United Kingdom — 2.8%
National Grid PLC	100,000	848,286
Pennon Group PLC	109,353	998,916
Severn Trent PLC	47,835	985,137

Total United Kingdom		2,832,339

United States — 14.4%
American Electric Power Co., Inc.	29,200	1,057,916
American States Water Co.	28,200	1,008,996
California Water Service Group	56,700	2,095,065
Consolidated Edison, Inc.	21,270	1,025,639
MGE Energy, Inc.	26,200	1,037,258
Norfolk Southern Corp.	16,700	993,817
Northeast Utilities	36,100	1,067,477
PG&E Corp.	45,400	2,062,068
SJW Corp.	3,500	86,205
Southern Co.	28,100	1,046,444
Westar Energy, Inc.	41,650	1,009,180
Wisconsin Energy Corp.	35,600	2,057,680

Total United States		14,547,745

Total Common Stocks
(Identified cost $97,895,220)		102,128,634

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio (concluded)

Right — 0.1%

Australia — 0.1%
Spark Infrastructure Group
expiring 10/21/10
(Identified cost $0)	793,600	$80,541

Short-Term Investment — 2.6%
State Street Institutional Treasury
Money Market Fund
(Identified cost $2,633,130)	2,633,130	2,633,130

Total Investments — 103.6%
(Identified cost $100,528,350) (b)		$104,842,305

Liabilities in Excess of Cash and
Other Assets — (3.6)%		(3,623,867)

Net Assets — 100.0%		$101,218,438

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Forward Currency Purchase Contract opens at September 30, 2010:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contract	Date	Currency	Date	Value	Appreciation	Depreciation

GBP	12/22/10	178,884	$280,355	$281,211	$856	$-

Forward Currency Sale Contracts open at September 30, 2010:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

AUD	12/22/10	27,845,842	$25,717,028	$26,582,473	$-	$865,445
CHF	12/22/10	1,974,862	1,958,955	2,014,991	-	56,036
CHF	12/22/10	144,530	147,004	147,467	-	463
EUR	12/22/10	29,728,696	38,246,264	40,407,813	-	2,161,549
GBP	12/22/10	2,023,757	3,146,658	3,181,397	-	34,739
JPY	12/22/10	747,554,121	8,932,365	8,956,257	-	23,892
KRW	12/30/10	3,180,291,979	2,725,653	2,778,782	-	53,129
MXN	12/22/10	2,691,417	213,133	211,626	1,507	-
MXN	12/22/10	25,669,163	1,983,584	2,018,363	-	34,779
MXN	12/22/10	4,643,531	358,427	365,120	-	6,693

Total Forward Currency Sale Contracts			$83,429,071	$86,664,289	1,507	3,236,725

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$2,363	$3,236,725

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio

Common Stocks — 91.4%

Brazil — 17.9%
Banco do Brasil SA	35,633,210	$676,651,913
Cielo SA	50,960,300	443,643,746
Companhia de Concessoes
Rodoviarias	5,293,500	136,561,037
Companhia Energetica de Minas
Gerais SA Sponsored ADR	12,437,354	203,848,232
Companhia Siderurgica Nacional
SA Sponsored ADR	11,958,401	211,304,946
Natura Cosmeticos SA	8,599,500	231,251,330
Redecard SA	28,004,030	434,459,685
Souza Cruz SA	4,327,101	216,252,755
Vale SA Sponsored ADR	17,641,900	551,662,213

Total Brazil		3,105,635,857

Canada — 1.4%
First Quantum Minerals, Ltd.	3,241,400	246,515,259

China — 2.2%
China Construction Bank Corp.
Class H	190,246,000	166,735,122
NetEase.com, Inc. ADR (a)	4,639,900	182,997,656
Weichai Power Co., Ltd., Class H	2,668,500	28,374,211

Total China		378,106,989

Egypt — 3.2%
Commercial International Bank	26,384,160	196,965,888
Eastern Co.	3,261,864	72,765,981
Egyptian Company for Mobile
Services	2,234,025	70,988,077
Orascom Construction Industries	4,810,893	211,102,965

Total Egypt		551,822,911

France — 0.7%
CFAO SA	2,860,152	113,853,811

Hong Kong — 0.2%
Shougang Concord International
Enterprises Co., Ltd. (a)	218,195,900	39,933,518

Hungary — 1.0%
OTP Bank Nyrt (a)	6,925,749	181,824,163

India — 4.6%
Bank of India	16,406,730	189,132,884
Infosys Technologies, Ltd.
Sponsored ADR	1,836,408	123,608,622
Jindal Steel & Power, Ltd.	8,015,688	126,385,111
Punjab National Bank, Ltd.	12,780,064	368,569,822

Total India		807,696,439

Indonesia — 5.5%
PT Bank Mandiri Tbk	191,728,850	154,672,013
PT Semen Gresik (Persero) Tbk	149,055,400	165,338,763
PT Tambang Batubara Bukit Asam
Tbk	57,529,500	125,372,412
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	8,636,080	356,583,743
PT United Tractors Tbk	69,352,051	158,907,501

Total Indonesia		960,874,432

Israel — 0.6%
Israel Chemicals, Ltd.	7,585,468	107,001,248

Malaysia — 0.6%
British American Tobacco
Malaysia Berhad	6,443,200	101,187,670

Mexico — 6.3%
America Movil SAB de CV ADR,
Series L	4,721,535	251,799,462
Desarrolladora Homex SAB de CV
ADR (a)	3,593,258	116,313,762
Fomento Economico Mexicano
SAB de CV Sponsored ADR	4,102,695	208,129,717
Grupo Mexico SAB de CV, Series
B	76,857,393	221,515,477
Grupo Televisa SA Sponsored
ADR	9,266,800	175,327,856
Kimberly-Clark de Mexico SAB de
CV, Series A	18,265,465	117,188,054

Total Mexico		1,090,274,328

Pakistan — 1.1%
Oil & Gas Development Co., Ltd.	47,012,749	79,766,663
Pakistan Petroleum, Ltd.	51,476,871	102,673,344

Total Pakistan		182,440,007

Philippines — 1.9%
Philippine Long Distance
Telephone Co. Sponsored ADR	5,590,410	334,641,943

Russia — 6.1%
Magnit OJSC Sponsored GDR (c)	5,997,367	151,133,648

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (concluded)

Mobile TeleSystems Sponsored
ADR	10,215,865	$216,882,814
OAO LUKOIL Sponsored ADR	4,335,250	246,232,070
Oriflame Cosmetics SA SDR	2,560,583	164,529,809
TNK-BP Holding	56,991,652	125,381,634
Uralkali Sponsored GDR	7,025,885	154,218,176

Total Russia		1,058,378,151

South Africa — 10.8%
Kumba Iron Ore, Ltd.	5,466,117	284,612,151
Massmart Holdings, Ltd.	7,794,028	165,267,722
Murray & Roberts Holdings, Ltd.	30,108,824	193,950,891
Nedbank Group, Ltd.	7,473,217	158,132,746
Pretoria Portland Cement Co., Ltd.	34,973,380	160,359,991
Sanlam, Ltd.	66,872,307	252,321,175
Shoprite Holdings, Ltd.	10,878,859	154,436,799
Standard Bank Group, Ltd.	10,397,429	165,577,220
Tiger Brands, Ltd.	6,161,508	167,601,150
Truworths International, Ltd.	18,340,307	184,185,860

Total South Africa		1,886,445,705

South Korea — 11.1%
Hite Brewery Co., Ltd.	807,290	89,915,220
Hyundai Mobis	642,816	144,883,764
Korea Life Insurance Co., Ltd.	29,768,243	199,194,645
KT&G Corp.	5,054,970	301,458,417
NHN Corp. (a)	1,745,827	300,093,920
Samsung Electronics Co., Ltd.	438,672	298,924,047
Shinhan Financial Group Co., Ltd.	10,256,940	392,646,727
Woongjin Coway Co., Ltd.	5,368,034	209,024,959

Total South Korea		1,936,141,699

Taiwan — 6.7%
Advanced Semiconductor
Engineering, Inc.	137,851,068	111,413,968
Delta Electronics, Inc.	13,917,000	58,133,204
Hon Hai Precision Industry Co.,
Ltd.	67,192,636	252,713,049
HTC Corp.	8,416,367	191,002,487
MediaTek, Inc.	10,098,421	141,901,215
Taiwan Semiconductor
Manufacturing Co., Ltd.	203,668,284	404,187,815

Total Taiwan		1,159,351,738

Thailand — 1.9%
Banpu Public Co., Ltd.	7,099,900	168,432,554
Kasikornbank Public Co., Ltd.	41,165,100	168,186,899

Total Thailand		336,619,453

Turkey — 7.6%
Akbank TAS	36,595,839	223,893,522
Koc Holding AS	40,276,400	192,117,217
Turkcell Iletisim Hizmetleri AS	57,177,790	385,388,305
Turkiye Is Bankasi AS, C Shares	123,579,708	525,398,503

Total Turkey		1,326,797,547

Total Common Stocks
(Identified cost $12,412,142,980)		15,905,542,868

Preferred Stocks — 3.3%

Brazil — 3.3%
Eletropaulo Metropolitana SA, B
Shares	2,234,000	39,873,995
Ultrapar Participacoes SA	2,368,600	142,507,967
Usinas Siderurgicas de Minas
Gerais SA, A Shares	26,082,200	349,920,768
Vale Fertilizantes SA (a)	3,020,400	31,774,894

Total Brazil		564,077,624

Total Preferred Stocks
(Identified cost $505,724,695)		564,077,624

Short-Term Investment — 4.5%
State Street Institutional Treasury
Money Market Fund
(Identified cost $780,146,834)	780,146,834	780,146,834

Total Investments — 99.2%
(Identified cost $13,698,014,509) (b)		$17,249,767,326
Cash and Other Assets in Excess
of Liabilities — 0.8%		147,370,162

Net Assets — 100.0%		$17,397,137,488

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Developing Markets Equity Portfolio

Common Stocks — 92.3%

Brazil — 13.6%
Banco Bradesco SA Sponsored
ADR	81,933	$1,669,794
Cia Hering	34,450	1,482,246
Cyrela Brazil Realty SA	113,860	1,611,671
Fibria Celulose SA Sponsored
ADR (a)	65,449	1,131,613
Itau Unibanco Holding SA ADR	68,306	1,651,639
MRV Engenharia e Participacoes
SA	189,595	1,799,584
Totvs SA	24,645	1,892,072
Ultrapar Participacoes SA
Sponsored ADR	12,849	786,359
Vale SA Sponsored ADR	37,315	1,166,840

Total Brazil		13,191,818

China — 11.6%
Agricultural Bank of China, Ltd.,
Class H (a)	3,150,500	1,636,392
China Construction Bank Corp.,
Class H	1,585,850	1,389,868
China Merchants Bank Co., Ltd.,
Class H	519,906	1,340,163
China National Materials Co., Ltd.,
Class H	1,406,890	1,171,373
China Petroleum & Chemical
Corp. ADR	13,825	1,220,471
Hidili Industry International
Development, Ltd.	1,517,900	1,494,649
NetEase.com, Inc. ADR (a)	21,155	834,353
Parkson Retail Group, Ltd.	482,950	840,308
Ping An Insurance Group Co. of
China, Ltd., Class H	128,000	1,309,060

Total China		11,236,637

Colombia — 2.5%
Pacific Rubiales Energy Corp. (a)	86,135	2,421,893

Egypt — 1.5%
Commercial International Bank
Sponsored GDR	195,726	1,489,475

Hong Kong — 4.6%
AAC Acoustic Technologies
Holdings, Inc.	685,700	1,502,400
China State Construction
International Holdings, Ltd.	3,358,450	2,025,757
Geely Automobile Holdings, Ltd.	1,856,700	921,309

Total Hong Kong		4,449,466

India — 2.9%
ICICI Bank, Ltd. Sponsored ADR	37,020	1,845,447
Shriram Transport Finance Co.,
Ltd.	54,200	932,382

Total India		2,777,829

Indonesia — 3.5%
PT Bank Rakyat Indonesia	1,249,800	1,400,336
PT Perusahaan Gas Negara	4,566,360	1,969,803

Total Indonesia		3,370,139

Kazakhstan — 3.1%
Halyk Savings Bank of
Kazakhstan JSC GDR (a)	183,092	1,572,760
KazMunaiGas Exploration
Production GDR	52,894	934,637
Zhaikmunai LP GDR (a)	67,032	536,256

Total Kazakhstan		3,043,653

Luxembourg — 1.1%
Millicom International Cellular SA	11,088	1,063,894

Malaysia — 1.5%
Genting Berhad	468,500	1,505,514

Mexico — 3.8%
Corporacion GEO SAB de CV,
Series B (a)	679,306	1,944,933
Grupo Financiero Banorte SAB de
CV	453,557	1,720,411

Total Mexico		3,665,344

Philippines — 1.5%
SM Investments Corp.	112,800	1,465,102

Qatar — 1.8%
Qatar Electricity & Water Co.	57,175	1,721,462

Russia — 12.5%
Eurasia Drilling Co., Ltd. GDR	65,512	1,523,154
Gazprom OAO Sponsored ADR	82,265	1,723,452
Rosneft Oil Co. GDR (a)	235,134	1,568,344
Sberbank	673,800	1,890,009
TMK OAO GDR (a)	58,900	1,016,025
Uralkali Sponsored GDR	61,244	1,344,306
VTB Bank OJSC GDR	311,695	1,793,804

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Developing Markets Equity Portfolio (concluded)

X5 Retail Group NV GDR (a)	32,515	$1,300,600

Total Russia		12,159,694

South Africa — 7.1%
Clicks Group, Ltd.	246,760	1,564,763
Exxaro Resources, Ltd.
Sponsored ADR	117,280	1,994,933
MTN Group, Ltd.	92,622	1,674,312
Standard Bank Group, Ltd.	105,075	1,673,301

Total South Africa		6,907,309

South Korea — 5.0%
LG Uplus Corp.	141,675	915,715
Samsung Electronics Co., Ltd.	2,835	1,931,853
Samsung Engineering Co., Ltd.	14,956	1,993,696

Total South Korea		4,841,264

Taiwan — 8.0%
Hon Hai Precision Industry Co.,
Ltd. GDR	91,850	705,407
RichTek Technology Corp.	127,900	949,788
Synnex Technology International
Corp.	746,989	1,731,095
Tripod Technology Corp.	419,000	1,602,692
Wistron Corp. GDR	82,571	1,506,508
Yuanta Financial Holding Co., Ltd.	2,060,000	1,252,820

Total Taiwan		7,748,310

Thailand — 1.3%
PTT Exploration & Production
Public Co., Ltd.	248,550	1,261,176

Turkey — 2.9%
Tofas Turk Otomobil Fabrikasi AS	241,396	1,251,578
Turkiye Garanti Bankasi AS ADR	277,540	1,595,855

Total Turkey		2,847,433

United Kingdom — 1.1%
Cairn Energy PLC (a)	148,251	1,056,377

United States — 1.4%
NII Holdings, Inc. (a)	33,947	1,395,222

Total Common Stocks
(Identified cost $81,700,425)		89,619,011

Preferred Stock — 1.1%

Brazil — 1.1%
Gerdau SA Sponsored ADR
(Identified cost $1,159,158)	80,150	1,090,841

Short-Term Investment — 15.9%
State Street Institutional Treasury
Money Market Fund
(Identified cost $15,383,266)	15,383,266	15,383,266

Total Investments — 109.3%
(Identified cost $98,242,849) (b)		$106,093,118
Liabilities in Excess of Cash and
Other Assets — (9.3)%		(9,027,286)

Net Assets — 100.0%		$97,065,832

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio

Common Stocks — 72.9%

Brazil — 14.3%
Banco Bradesco SA Sponsored
ADR	6,530	$133,081
Banco do Brasil SA	8,375	159,036
Cia Hering	2,692	115,826
Cielo SA	15,090	131,369
Companhia Energetica de Minas
Gerais SA Sponsored ADR	7,095	116,287
Companhia Siderurgica Nacional
SA Sponsored ADR	6,630	117,152
Cyrela Brazil Realty SA	9,031	127,833
Fibria Celulose SA Sponsored
ADR (a)	5,232	90,461
Itau Unibanco Holding SA ADR	5,457	131,950
MRV Engenharia e Participacoes
SA	15,078	143,116
Natura Cosmeticos SA	4,030	108,372
Redecard SA	7,900	122,562
Souza Cruz SA	2,635	131,688
Totvs SA	1,965	150,859
Ultrapar Participacoes SA
Sponsored ADR	1,019	62,363
Vale SA Sponsored ADR	9,528	274,779

Total Brazil		2,116,734

China — 6.1%
Agricultural Bank of China, Ltd.,
Class H	209,645	108,891
China Construction Bank Corp.,
Class H	248,410	217,711
China Merchants Bank Co., Ltd.,
Class H	34,770	89,627
China National Materials Co., Ltd.,
Class H	93,794	78,093
China Petroleum & Chemical
Corp. ADR	1,134	100,110
Hidili Industry International
Development, Ltd.	101,360	99,807
NetEase.com, Inc., ADR (a)	1,668	65,786
Parkson Retail Group, Ltd.	31,977	55,638
Ping An Insurance Group Co. of
China, Ltd., Class H	8,500	86,930

Total China		902,593

Colombia — 1.3%
Pacific Rubiales Energy Corp. (a)	6,843	192,407

Egypt — 1.3%
Commercial International Bank	12,893	96,250
Orascom Construction Industries	2,081	91,315

Total Egypt		187,565

Hong Kong — 2.0%
AAC Acoustic Technologies
Holdings, Inc.	45,640	100,000
China State Construction
International Holdings, Ltd.	224,087	135,165
Geely Automobile Holdings, Ltd.	122,425	60,748

Total Hong Kong		295,913

Hungary — 0.4%
OTP Bank Nyrt (a)	2,062	54,134

India — 1.0%
ICICI Bank, Ltd. Sponsored ADR	2,982	148,653

Indonesia — 3.5%
PT Bank Mandiri Tbk	124,500	100,437
PT Bank Rakyat Indonesia	83,309	93,344
PT Perusahaan Gas Negara	304,065	131,165
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	3,170	130,889
PT United Tractors Tbk	27,000	61,866

Total Indonesia		517,701

Kazakhstan — 1.2%
Halyk Savings Bank of
Kazakhstan JSC GDR (a)	12,140	104,283
KazMunaiGas Exploration
Production GDR	3,550	62,728
Zhaikmunai LP GDR (a)	1,255	10,040

Total Kazakhstan		177,051

Luxembourg — 0.5%
Millicom International Cellular SA	833	79,926

Malaysia — 0.7%
Genting Berhad	31,220	100,325

Mexico — 5.3%
America Movil SAB de CV ADR,
Series L	2,959	157,803
Corporacion GEO SAB de CV,
Series B (a)	54,057	154,772

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (continued)

Fomento Economico Mexicano
SAB de CV Sponsored ADR	2,425	$123,020
Grupo Financiero Banorte SAB de
CV	36,099	136,929
Grupo Mexico SAB de CV, Series
B	35,095	101,149
Grupo Televisa SA Sponsored
ADR	6,055	114,561

Total Mexico		788,234

Philippines — 1.6%
Philippine Long Distance
Telephone Co. Sponsored ADR	2,305	137,977
SM Investments Corp.	7,465	96,959

Total Philippines		234,936

Qatar — 0.8%
Qatar Electricity & Water Co.	3,830	115,316

Russia — 8.2%
Eurasia Drilling Co., Ltd. GDR	4,388	102,021
Gazprom OAO Sponsored ADR	5,484	114,890
Mobile TeleSystems Sponsored
ADR	7,165	152,113
OAO LUKOIL Sponsored ADR	2,445	138,631
Oriflame Cosmetics SA SDR	620	39,838
Rosneft Oil Co. GDR (a)	15,708	104,772
Sberbank	44,868	125,855
TMK OAO GDR (a)	3,930	67,793
Uralkali Sponsored GDR	7,262	159,401
VTB Bank OJSC GDR	20,684	119,036
X5 Retail Group NV GDR (a)	2,153	86,120

Total Russia		1,210,470

South Africa — 5.0%
Clicks Group, Ltd.	16,469	104,434
Exxaro Resources, Ltd.	7,977	137,790
Kumba Iron Ore, Ltd.	1,925	100,232
MTN Group, Ltd.	6,032	109,039
Standard Bank Group, Ltd.	12,885	205,191
Tiger Brands, Ltd.	3,211	87,344

Total South Africa		744,030

South Korea — 6.0%
Korea Life Insurance Co., Ltd.	15,452	103,397
KT&G Corp.	1,970	117,483
LG Uplus Corp.	9,430	60,951
NHN Corp. (a)	788	135,451
Samsung Electronics Co., Ltd.	331	225,553
Samsung Engineering Co., Ltd.	995	132,638
Shinhan Financial Group Co., Ltd.	2,990	114,460

Total South Korea		889,933

Taiwan — 6.0%
Delta Electronics, Inc.	13,000	54,303
Hon Hai Precision Industry Co.,
Ltd.	36,694	138,007
MediaTek, Inc.	3,000	42,155
RichTek Technology Corp.	9,050	67,205
Synnex Technology International
Corp.	54,190	125,582
Taiwan Semiconductor
Manufacturing Co., Ltd.	80,000	158,763
Tripod Technology Corp.	30,240	115,669
Wistron Corp.	54,110	98,724
Yuanta Financial Holding Co., Ltd.	150,000	91,225

Total Taiwan		891,633

Thailand — 1.8%
Banpu Public Co., Ltd.	3,280	77,812
Kasikornbank Public Co., Ltd.	25,200	102,959
PTT Exploration & Production
Public Co., Ltd.	16,580	84,129

Total Thailand		264,900

Turkey — 4.6%
Akbank TAS ADR	13,530	165,066
Koc Holding AS ADR	5,965	143,160
Tofas Turk Otomobil Fabrikasi AS	15,810	81,971
Turkcell Iletisim Hizmetleri AS
ADR	10,785	180,757
Turkiye Garanti Bankasi AS	18,415	106,934

Total Turkey		677,888

United Kingdom — 0.5%
Cairn Energy PLC (a)	9,858	70,244

United States — 0.8%
NII Holdings, Inc. (a)	2,711	111,422

Total Common Stocks
(Identified cost $10,074,098)		10,772,008

Preferred Stocks — 1.4%

Brazil — 1.4%
Gerdau SA Sponsored ADR	6,404	87,159

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (concluded)

Usinas Siderurgicas de Minas
Gerais SA, A Shares	8,360	$112,158

Total Brazil		199,317

Total Preferred Stocks
(Identified cost $201,770)		199,317

Short-Term Investment — 20.5%
State Street Institutional Treasury
Money Market Fund
(Identified cost $3,023,572)	3,023,572	3,023,572

Total Investments — 94.8%
(Identified cost $13,299,440) (b)		$13,994,897
Cash and Other Assets in Excess
of Liabilities — 5.2%		772,289

Net Assets — 100.0%		$14,767,186

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. High Yield Portfolio

Corporate Bonds — 94.0%

Aerospace & Defense — 0.9%
BE Aerospace, Inc.,
8.50%, 07/01/18	$525	$572,250
Bombardier, Inc.,
8.00%, 11/15/14 (c)	550	574,063

		1,146,313

Automotive — 5.0%
ArvinMeritor, Inc.,
8.125%, 09/15/15	215	217,688
Ford Motor Credit Co.,
7.00%, 10/01/13	1,250	1,341,095
GMAC LLC,
6.75%, 12/01/14	165	171,909
Navistar International Corp.,
8.25%, 11/01/21	825	880,687
Pinafore LLC,
9.00%, 10/01/18 (c)	1,200	1,260,000
The Goodyear Tire & Rubber Co.,
10.50%, 05/15/16	950	1,075,875
TRW Automotive, Inc.,
8.875%, 12/01/17 (c)	1,000	1,095,000

		6,042,254

Building Materials — 3.3%
Legrand SA,
8.50%, 02/15/25	925	1,116,532
Masco Corp.,
6.125%, 10/03/16	900	914,958
Owens Corning, Inc.,
9.00%, 06/15/19	725	857,603
USG Corp.:
9.50%, 01/15/18	675	662,344
9.75%, 08/01/14 (c)	450	469,125

		4,020,562

Cable Television — 5.6%
Cablevision Systems Corp.,
7.75%, 04/15/18	1,000	1,057,500
Cequel Communications Holdings
LLC,
8.625%, 11/15/17 (c)	900	949,500
EchoStar DBS Corp.,
6.625%, 10/01/14	810	846,450
Insight Communications Co., Inc.,
9.375%, 07/15/18 (c)	1,000	1,062,500
Kabel Deutschland GmbH,
10.625%, 07/01/14	350	364,875
Mediacom Broadband LLC,
8.50%, 10/15/15	875	894,687
Mediacom LLC,
9.125%, 08/15/19	175	181,125
Videotron Ltee,
6.875%, 01/15/14	525	532,875
Virgin Media Finance PLC,
9.125%, 08/15/16	900	963,000

		6,852,512

Chemicals — 2.0%
LBI Escrow Corp.,
8.00%, 11/01/17 (c)	1,000	1,092,500
Momentive Performance Materials,
Inc.,
9.75%, 12/01/14	275	281,875
Mosaic Global Holdings, Inc.,
7.30%, 01/15/28	775	901,906
PolyOne Corp.,
7.375%, 09/15/20	100	103,125

		2,379,406

Computer Services — 1.4%
SunGard Data Systems, Inc.,
10.25%, 08/15/15	564	593,610
Terremark Worldwide, Inc.,
12.00%, 06/15/17	1,000	1,142,500

		1,736,110

Diversified — 2.7%
Amsted Industries, Inc.,
8.125%, 03/15/18 (c)	1,100	1,145,375
General Cable Corp.,
7.125%, 04/01/17	489	496,335
Leucadia National Corp.,
7.00%, 08/15/13	950	1,016,500
SPX Corp.,
7.625%, 12/15/14	535	583,150

		3,241,360

Electric Generation — 4.2%
AES Corp.,
7.75%, 03/01/14	900	963,000

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. High Yield Portfolio (continued)

Calpine Corp.,
7.875%, 07/31/20 (c)	$1,150	$1,181,625
Edison Mission Energy,
7.50%, 06/15/13	675	629,437
GenOn Escrow Corp.:
9.50%, 10/15/18 (c)	225	216,563
9.875%, 10/15/20 (c)	475	453,625
NRG Energy, Inc.:
7.375%, 01/15/17	600	615,000
8.25%, 09/01/20 (c)	525	541,406
RRI Energy, Inc.,
6.75%, 12/15/14	525	536,813

		5,137,469

Electronics — 2.0%
Amkor Technologies, Inc.,
9.25%, 06/01/16	925	992,062
Freescale Semiconductor, Inc.:
8.875%, 12/15/14	225	224,719
9.25%, 04/15/18 (c)	900	936,000
NXP BV,
7.875%, 10/15/14	250	258,750

		2,411,531

Energy Exploration & Production — 2.6%
ATP Oil & Gas Corp.,
11.875%, 05/01/15 (c)	675	582,188
Denbury Resources, Inc.,
9.75%, 03/01/16	590	662,275
Mariner Energy, Inc.,
11.75%, 06/30/16	500	628,750
OPTI Canada, Inc.,
8.25%, 12/15/14	325	247,000
Plains Exploration & Production
Co.,
7.75%, 06/15/15	950	996,312

		3,116,525

Energy Services — 3.1%
Citgo Petroleum Corp.,
11.50%, 07/01/17 (c)	1,025	1,135,187
Compagnie Generale de
Geophysique,
7.50%, 05/15/15	875	890,313
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (c)	700	666,750
Tesoro Corp.,
6.50%, 06/01/17	1,050	1,034,250

		3,726,500

Environmental — 0.8%
Browning-Ferris Industries, Inc.,
7.40%, 09/15/35	775	960,282

Financial Services — 1.8%
Finance One PLC,
0.00%, 01/03/11 (a), (d)	20,000	0
Icahn Enterprises LP:
7.75%, 01/15/16	500	502,500
8.00%, 01/15/18	600	603,000
International Lease Finance Corp.:
8.625%, 09/15/15 (c)	500	535,000
8.75%, 03/15/17 (c)	500	536,250
Morgan Guarantee Trust,
0.00%, 07/31/14 (a), (d)	10,569	0

		2,176,750

Food & Beverages — 1.7%
Constellation Brands, Inc.,
7.25%, 05/15/17	700	746,375
Dean Foods Co.,
7.00%, 06/01/16	800	785,000
NBTY, Inc.,
7.125%, 10/01/15	475	492,812

		2,024,187

Forest & Paper Products — 1.0%
Georgia-Pacific Corp.,
9.50%, 12/01/11	500	537,500
Smurfit Capital Funding PLC,
7.50%, 11/20/25	750	671,250

		1,208,750

Gaming — 6.6%
Ameristar Casinos, Inc.,
9.25%, 06/01/14	990	1,056,825
Marina District Finance Co., Inc.:
9.50%, 10/15/15 (c)	500	485,000
9.875%, 08/15/18 (c)	500	482,500

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard U.S. High Yield Portfolio (continued)

MGM Resorts International,
10.375%, 05/15/14	$900	$1,001,250
Mohegan Tribal Gaming Authority,
7.125%, 08/15/14	300	175,500
Peninsula Gaming LLC:
8.375%, 08/15/15	625	650,000
10.75%, 08/15/17	225	237,656
Penn National Gaming, Inc.,
8.75%, 08/15/19	825	876,563
Pinnacle Entertainment, Inc.,
8.625%, 08/01/17	800	849,000
Scientific Games Corp.:
7.875%, 06/15/16 (c)	525	532,875
8.125%, 09/15/18 (c)	350	357,000
9.25%, 06/15/19	250	265,625
Wynn Las Vegas LLC,
7.75%, 08/15/20 (c)	1,000	1,055,000

		8,024,794

Gas Distribution — 4.7%
Copano Energy LLC,
7.75%, 06/01/18	1,200	1,212,000
El Paso Corp.,
7.00%, 06/15/17	650	690,213
Ferrellgas Partners LP,
8.625%, 06/15/20	800	858,000
Inergy LP,
8.75%, 03/01/15	525	566,344
MarkWest Energy Partners LP,
8.50%, 07/15/16	1,000	1,055,000
Niska Gas Storage US LLC,
8.875%, 03/15/18 (c)	750	802,500
The Williams Cos., Inc.,
8.75%, 03/15/32	407	510,016

		5,694,073

Health Services — 8.4%
Apria Healthcare Group, Inc.,
11.25%, 11/01/14	550	605,000
Biomet, Inc.,
10.00%, 10/15/17	925	1,020,969
Community Health Systems, Inc.,
8.875%, 07/15/15	920	977,500
Fresenius US Finance II, Inc.,
9.00%, 07/15/15 (c)	525	598,500
HCA, Inc.,
9.25%, 11/15/16	925	1,001,312
Health Management Associates,
Inc.,
6.125%, 04/15/16	1,000	1,010,000
HealthSouth Corp.,
10.75%, 06/15/16	515	564,569
Lantheus Medical Imaging, Inc.,
9.75%, 05/15/17 (c)	375	386,250
Service Corp. International,
6.75%, 04/01/16	750	773,438
Tenet Healthcare Corp.,
8.875%, 07/01/19	1,000	1,103,750
The Cooper Cos., Inc.,
7.125%, 02/15/15	525	530,250
Vanguard Health Holding LLC,
8.00%, 02/01/18	1,000	1,015,000
Ventas Realty LP,
6.50%, 06/01/16	650	678,378

		10,264,916

Hotels — 1.5%
Host Hotels & Resorts, Inc.,
7.125%, 11/01/13	707	719,373
Wyndham Worldwide Corp.,
6.00%, 12/01/16	1,000	1,043,224

		1,762,597

Leisure & Entertainment — 2.0%
AMC Entertainment, Inc.:
8.00%, 03/01/14	497	501,349
8.75%, 06/01/19	200	210,750
Live Nation Entertainment, Inc.,
8.125%, 05/15/18 (c)	135	136,350
Royal Caribbean Cruises, Ltd.,
7.25%, 06/15/16	330	343,200
Speedway Motorsports, Inc.,
6.75%, 06/01/13	875	883,750
Ticketmaster Entertainment, Inc.,
10.75%, 08/01/16	350	383,250

		2,458,649

Machinery — 0.7%
Case New Holland, Inc.,
7.75%, 09/01/13	200	217,250

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)

Terex Corp.,
10.875%, 06/01/16	$550	$627,688

		844,938

Media — 3.5%
Clear Channel Worldwide
Holdings, Inc.,
9.25%, 12/15/17	1,100	1,174,250
Lamar Media Corp.,
7.875%, 04/15/18	1,000	1,050,000
LIN Television Corp.,
8.375%, 04/15/18 (c)	1,000	1,056,250
WMG Acquisition Corp.,
9.50%, 06/15/16	945	1,011,150

		4,291,650

Metals & Mining — 2.5%
Alcoa, Inc.,
5.72%, 02/23/19	650	660,766
Arch Western Finance LLC,
6.75%, 07/01/13	367	371,129
Century Aluminum Co.,
8.00%, 05/15/14	202	199,475
Freeport-McMoRan Copper &
Gold, Inc.:
8.25%, 04/01/15	650	695,500
8.375%, 04/01/17	100	111,625
Massey Energy Co.,
6.875%, 12/15/13	1,000	1,025,000

		3,063,495

Packaging — 0.8%
Reynolds Group,
7.75%, 10/15/16 (c)	1,000	1,017,500

Pharmaceutical & Biotechnology — 0.9%
Mylan, Inc.:
7.625%, 07/15/17 (c)	400	425,500
7.875%, 07/15/20 (c)	650	696,313

		1,121,813

Printing & Publishing — 1.5%
Deluxe Corp.,
7.375%, 06/01/15	1,005	1,035,150
The McClatchy Co.,
11.50%, 02/15/17	750	797,812

		1,832,962

Real Estate — 2.2%
CB Richard Ellis Services, Inc.,
11.625%, 06/15/17	975	1,128,562
DuPont Fabros Technology LP,
8.50%, 12/15/17	1,000	1,072,500
Forest City Enterprises, Inc.,
7.625%, 06/01/15	475	453,625

		2,654,687

Restaurants — 1.7%
Landry’s Restaurants, Inc.,
11.625%, 12/01/15	1,075	1,134,125
Wendy’s/Arby’s Restaurants LLC,
10.00%, 07/15/16	825	877,594

		2,011,719

Retail — 3.9%
AutoNation, Inc.,
6.75%, 04/15/18	175	179,375
Ingles Markets, Inc.,
8.875%, 05/15/17	1,025	1,104,437
QVC, Inc.,
7.50%, 10/01/19 (c)	1,000	1,045,000
Saks, Inc.,
9.875%, 10/01/11	585	617,175
Stater Brothers Holdings, Inc.,
8.125%, 06/15/12	775	775,969
SuperValu, Inc.,
8.00%, 05/01/16	1,000	1,007,500

		4,729,456

Steel-Producers — 1.9%
AK Steel Corp.,
7.625%, 05/15/20	1,000	1,012,500
Steel Dynamics, Inc.:
7.375%, 11/01/12	540	577,125
7.75%, 04/15/16	264	274,560
United States Steel Corp.,
6.05%, 06/01/17	475	470,844

		2,335,029

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (concluded)

Support Services — 3.9%
ARAMARK Corp.,
8.50%, 02/01/15	$600	$624,000
Avis Budget Car Rental LLC:
7.625%, 05/15/14	640	649,600
7.75%, 05/15/16	410	402,825
Expedia, Inc.,
8.50%, 07/01/16	375	407,813
Hertz Corp.,
8.875%, 01/01/14	650	667,062
United Rentals North America,
Inc.,
9.25%, 12/15/19	1,000	1,082,500
West Corp.,
11.00%, 10/15/16	850	903,125

		4,736,925

Telecommunications — 8.0%
Cincinnati Bell, Inc.,
8.25%, 10/15/17	850	858,500
Citizens Communications Co.,
6.25%, 01/15/13	1,000	1,047,500
Cricket Communications, Inc.,
7.75%, 05/15/16	750	795,937
Equinix, Inc.,
8.125%, 03/01/18	1,000	1,067,500
GCI, Inc.,
8.625%, 11/15/19	1,000	1,067,500
Intelsat Jackson Holdings, Ltd.,
11.25%, 06/15/16	350	380,625
Level 3 Financing, Inc.,
9.25%, 11/01/14	650	611,000
Qwest Corp.,
7.875%, 09/01/11	800	847,000
Sprint Capital Corp.,
6.90%, 05/01/19	1,225	1,231,125
Wind Acquisition Finance SA,
11.75%, 07/15/17 (c)	800	896,500
Windstream Corp.,
8.625%, 08/01/16	900	951,750

		9,754,937

Transportation — 1.2%
Kansas City Southern Railway
Co.,
13.00%, 12/15/13	325	393,655
Teekay Corp.,
8.50%, 01/15/20	1,000	1,088,750

		1,482,405

Total Corporate Bonds
(Identified cost $108,008,912)		114,263,056

Description	Shares	Value

Warrant — 0.0%

Cable Television — 0.0%
Ono Finance PLC, 03/16/11
(Identified cost $64,841) (a), (c)	470	5

Short-Term Investment — 4.9%
State Street Institutional Treasury
Money Market Fund
(Identified cost $5,888,582)	5,888,582	5,888,582

Total Investments — 98.9%
(Identified cost $113,962,335) (b)		$120,151,643

Cash and Other Assets in Excess
of Liabilities — 1.1%		1,391,139

Net Assets — 100.0%		$121,542,782

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Capital Allocator Opportunistic Strategies Portfolio

Exchange-Traded Funds — 89.0%
Industrial Select Sector SPDR
Fund	139,200	$4,354,176
IQ ARB Merger Arbitrage ETF	96,200	2,481,191
IQ Canada Small Cap ETF (a)	63,500	1,742,440
iShares FTSE/Xinhua China 25
Index Fund	102,000	4,367,640
iShares JPMorgan USD Emerging
Markets Bond Fund	74,815	8,330,650
iShares MSCI Brazil Index Fund	141,900	10,916,367
iShares MSCI Taiwan Index Fund	320,000	4,341,600
iShares S&P Global Consumer
Staples Index Fund	143,300	8,626,660
iShares S&P Global Materials
Index Fund	165,000	10,439,550
Market Vectors Agribusiness ETF	162,000	7,427,700
PowerShares DB G10 Currency
Harvest Fund (a)	257,700	5,988,948
PowerShares DB Oil Fund (a)	321,700	8,139,010
PowerShares Dynamic Oil & Gas
Services Portfolio	446,500	7,804,820
PowerShares Global Listed
Private Equity Portfolio	701,000	6,855,780
PowerShares Global Water
Portfolio	587,100	10,538,445
Rydex S&P Equal Weight
Industrial ETF	144,800	6,998,184
SPDR Barclays Capital
Convertible Securities ETF	331,500	12,885,405
SPDR Barclays Capital High Yield
Bond ETF	273,726	10,951,777
SPDR Gold Trust (a)	84,500	10,808,395
Vanguard Information Technology
Index ETF	303,400	16,869,040
Vanguard Short-Term Corporate
Bond ETF	189,500	14,843,535
WisdomTree Dreyfus Emerging
Currency Fund (a)	646,000	14,806,320

Total Exchange-Traded Funds
(Identified cost $173,406,618)		190,517,633

Closed-End Management Investment Companies — 6.7%
China Fund, Inc.	163,000	5,361,070
Royce Value Trust, Inc. (a)	735,000	8,922,900

Total Closed-End
Management Investment
Companies
(Identified cost $12,874,407)		14,283,970

Short-Term Investment — 1.7%
State Street Institutional Treasury
Money Market Fund
(Identified cost $3,666,677)	3,666,677	3,666,677

Total Investments — 97.4%
(Identified cost $189,947,702) (b)		$208,468,280

Cash and Other Assets in Excess
of Liabilities — 2.6%		5,589,246

Net Assets — 100.0%		$214,057,526

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Swap Agreement opens at September 30, 2010:

Currency	Notional Amount	Expiration	Counterparty	Pay	Receive	Net Unrealized Appreciation

USD	4,231,308	3/2/2011	Goldman Sachs International	1 Month USD LIBOR plus 0.2573%	Appreciation, and dividends paid, on securities in the Equity Basket	$81,170

Written Option opens at September 30, 2010:

Description	Number of Contracts	Strike Price	Expiration Date	Value

Call- Market Vectors Agribusiness	500	$46	11/20/10	$75,000

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

U.S. Equity Value	$11,763,889	$677,166	$421,955	$255,211
U.S. Strategic Equity	66,351,369	9,051,326	1,774,995	7,276,331
U.S. Mid Cap Equity	172,094,240	23,591,377	2,670,958	20,920,419
U.S. Small-Mid Cap
Equity	174,150,126	13,168,342	1,379,002	11,789,340
International Equity	141,989,122	20,276,918	5,825,710	14,451,208
International
Equity Select	4,709,201	716,791	164,017	552,774
International
Strategic Equity	336,354,882	60,663,140	5,209,722	55,453,418
International
Small Cap Equity	55,518,203	12,765,672	1,875,919	10,889,753
Global Listed
Infrastructure	100,528,350	6,924,358	2,610,403	4,313,955
Emerging Markets
Equity	13,698,014,509	3,653,128,206	101,375,389	3,551,752,817
Developing Markets
Equity	98,242,849	8,602,762	752,493	7,850,269
Emerging Markets
Equity Blend	13,299,440	720,529	25,072	695,457
U.S. High Yield	113,962,335	7,563,866	1,374,558	6,189,308
Capital Allocator
Opportunistic
Strategies	189,947,702	18,693,619	173,041	18,520,578

(c)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2010, these securities amounted to 1.0%, 2.9%, 0.9%, and 20.1% of net assets of Lazard International Equity Portfolio, Lazard Global Listed Infrastructure Portfolio, Lazard Emerging Markets Equity Portfolio and Lazard U.S. High Yield Portfolio, respectively, and are considered to be liquid.

(d)	Bankrupt issuer; security valued at zero; principal amount denominated in respective country’s currency.

Security Abbreviations:
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Currency Abbreviations:
AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican New Peso
USD — US Dollar

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Small Cap Equity Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Blend Portfolio

Agriculture	0.9%	1.0%	-%	-%	-%	1.7%	1.4%	1.1%
Airport Development & Maintenance	-	-	-	-	13.5	-	-	-
Alcohol & Tobacco	3.4	5.1	8.0	1.1	-	4.5	-	1.7
Apparel & Textiles	-	-	-	-	-	-	1.5	0.8
Automotive	4.3	1.8	3.8	1.5	-	-	2.2	1.0
Banking	13.5	13.7	14.2	1.5	-	18.3	23.3	16.2
Building Materials	-	-	-	-	-	0.9	-	-
Cable Television	-	-	1.8	-	-	-	-	-
Chemicals	-	-	1.3	2.0	-	-	-	-
Commercial Services	4.4	2.1	3.3	15.4	-	3.2	-	0.9
Computer Software	1.0	2.1	0.9	2.5	-	2.8	2.8	2.4
Construction & Engineering	0.5	-	2.2	3.1	-	2.3	4.1	2.4
Consumer Products	0.8	-	-	4.0	-	3.5	-	1.0
Diversified	-	-	-	-	-	1.1	-	1.0
Electric	1.9	-	1.0	-	32.8	1.4	1.8	1.6
Energy Exploration & Production	1.1	1.4	2.2	-	-	1.0	6.4	2.8
Energy Integrated	5.2	8.0	1.6	1.6	-	3.8	7.0	4.7
Energy Services	1.8	0.8	1.7	4.4	4.6	-	2.6	1.1
Financial Services	3.4	3.9	8.5	4.2	-	6.2	2.3	2.2
Food & Beverages	5.0	5.0	3.7	1.2	-	2.2	-	1.4
Forest & Paper Products	-	-	-	1.4	-	0.7	1.2	0.6
Gas Utilities	-	-	-	-	6.9	0.8	2.0	0.9
Health Services	-	-	-	3.4	-	-	-	-
Housing	2.8	1.6	1.0	3.1	-	1.6	-	-
Insurance	3.1	3.6	4.9	2.2	-	1.2	1.3	1.3
Leisure & Entertainment	3.0	1.4	3.6	0.9	-	1.0	1.6	1.5
Manufacturing	6.8	6.8	3.4	13.9	-	2.1	1.2	0.9
Medical Products	-	-	-	6.7	-	-	-	-
Metals & Mining	3.6	6.6	3.0	-	-	11.4	4.4	6.3
Pharmaceutical & Biotechnology	10.1	11.3	9.7	4.0	-	-	-	-
Real Estate	2.2	2.5	2.6	-	-	-	5.5	2.9
Retail	3.4	3.7	3.7	5.5	-	3.8	5.3	2.3
Semiconductors & Components	4.5	6.8	2.4	4.6	-	5.8	6.2	5.2
Technology	1.9	2.2	1.6	0.7	-	0.7	-	-
Technology Hardware	-	-	2.0	2.6	1.0	2.6	5.0	2.9
Telecommunications	5.9	6.4	5.0	2.7	-	9.3	4.3	7.2
Transportation	2.6	-	1.0	3.6	37.1	0.8	-	-
Water	-	-	-	-	5.1	-	-	-

Subtotal	97.1	97.8	98.1	97.8	101.0	94.7	93.4	74.3
Short-Term Investments	-	2.1	2.0	1.8	2.6	4.5	15.9	20.5
Repurchase Agreement	6.3	-	-	-	-	-	-	-

Total Investments	103.4%	99.9%	100.1%	99.6%	103.6%	99.2%	109.3%	94.8%

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Lazard Funds, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Except as described below, securities listed on foreign exchanges are valued at the last reported sales price; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m. Eastern time). Swap agreements on equity assets are valued at the equity basket price as of the close of regular trading on the NYSE on each valuation date. Forward currency contracts are valued at the current cost of offsetting the contracts.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board. The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different than the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

The Lazard Funds, Inc.
Portfolios of Investments (concluded)
September 30, 2010 (unaudited)

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America (“GAAP”) also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of September 30, 2010:

	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Balance as of
Description	(Level 1)	(Level 2)	(Level 3)	September 30, 2010

U.S. Equity Value Portfolio
Common Stocks	$11,664,339	$—	$—	$11,664,339
Short-Term Investment	—	354,761	—	354,761

Total	$11,664,339	$354,761	$—	$12,019,100

U.S. Strategic Equity Portfolio
Common Stocks	$72,851,205	$—	$—	$72,851,205
Preferred Stock	—	—	453,501	453,501
Short-Term Investment	—	322,994	—	322,994

Total	$72,851,205	$322,994	$453,501	$73,627,700

U.S. Mid Cap Equity Portfolio
Common Stocks	$187,995,084	$—	$—	$187,995,084
Preferred Stock	—	—	1,307,499	1,307,499
Short-Term Investment	—	3,712,076	—	3,712,076

Total	$187,995,084	$3,712,076	$1,307,499	$193,014,659

U.S. Small-Mid Cap Equity Portfolio
Common Stocks	$170,480,565	$—	$—	$170,480,565
Preferred Stock	—	—	452,901	452,901
Repurchase Agreement	—	15,006,000	—	15,006,000

Total	$170,480,565	$15,006,000	$452,901	$185,939,466

International Equity Portfolio
Common Stocks	$147,003,330	$—	$—	$147,003,330
Repurchase Agreement	—	9,437,000	—	9,437,000

Total	$147,003,330	$9,437,000	$—	$156,440,330

International Equity Select Portfolio
Common Stocks	$5,151,907	$—	$—	$5,151,907
Short-Term Investment	—	110,068	—	110,068

Total	$5,151,907	$110,068	$—	$5,261,975

International Strategic Equity Portfolio
Common Stocks	$375,236,474	$—	$—	$375,236,474
Preferred Stock	8,850,574	—	—	8,850,574
Short-Term Investment	—	7,721,252	—	7,721,252

Total	$384,087,048	$7,721,252	$—	$391,808,300

International Small Cap Equity Portfolio
Common Stocks	$64,070,624	$—	$—	$64,070,624
Preferred Stock	1,053,919	—	—	1,053,919
Right	47,306	—	—	47,306
Short-Term Investment	—	1,236,107	—	1,236,107

Total	$65,171,849	$1,236,107	$—	$66,407,956

Global Listed Infrastructure Portfolio
Assets:
Common Stocks	$102,128,634	$—	$—	$102,128,634
Right	80,541	—	—	80,541
Short-Term Investment	—	2,633,130	—	2,633,130
Other Financial Instruments *
Forward Currency Contracts	—	2,363	—	2,363

Total	$102,209,175	$2,635,493	$—	$104,844,668

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(3,236,725)	$—	$(3,236,725)

Emerging Markets Equity Portfolio
Common Stocks	$15,905,542,868	$—	$—	$15,905,542,868
Preferred Stocks	564,077,624	—	—	564,077,624
Short-Term Investment	—	780,146,834	—	780,146,834

Total	$16,469,620,492	$780,146,834	$—	$17,249,767,326

Developing Markets Equity Portfolio
Common Stocks	$89,619,011	$—	$—	$89,619,011
Preferred Stock	1,090,841	—	—	1,090,841
Short-Term Investment	—	15,383,266	—	15,383,266

Total	$90,709,852	$15,383,266	$—	$106,093,118

Emerging Markets Equity Blend Portfolio
Common Stocks	$10,772,008	$—	$—	$10,772,008
Preferred Stocks	199,317	—	—	199,317
Short-Term Investment	—	3,023,572	—	3,023,572

Total	$10,971,325	$3,023,572	$—	$13,994,897

U.S. High Yield Portfolio
Corporate Bonds	$—	$114,263,056	$—	$114,263,056
Warrant	—	—	5	5
Short-Term Investment	—	5,888,582	—	5,888,582

Total	$—	$120,151,638	$5	$120,151,643

Capital Allocator Opportunistic Strategies Portfolio
Assets:
Exchange-Traded Funds	$190,517,633	$—	$—	$190,517,633
Closed-End Management Investment Companies	14,283,970	—	—	14,283,970
Short-Term Investment	—	3,666,677	—	3,666,677
Other Financial Instruments*
Equity Swap Contract	—	4,312,478	—	4,312,478

Total	$204,801,603	$7,979,155	$—	$212,780,758

Liabilities:
Other Financial Instruments*
Options	$(75,000)	$—	$—	$(75,000)
Equity Swap Contract	—	(4,231,308)	—	(4,231,308)

Total	$(75,000)	$(4,231,308)	$—	$(4,306,308)

* Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation on the instruments.

For the period ended September 30, 2010, as a result of the fair value pricing procedures for international equities utilized by the Portfolios, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2010:

										Net Change in
										Unrealized
							Net	Net		Appreciation
	Balance as of			Change in			Transfers	Transfers	Balance as of	from Investments
	December 31,	Accrued	Realized	Unrealized			Into	Out	September	Still Held at
Description	2009	Discounts	Loss	Appreciation	Purchases	Sales	Level 3	of Level 3	30, 2010	September 30, 2010

U.S. Strategic Equity
Preferred Stock	$-	$-	$-	$-	$453,501	$-	$-	$-	$453,501	$-

Total	$-	$-	$-	$-	$453,501	$-	$-	$-	$453,501	$-

U.S. Mid Cap Equity
Preferred Stock	$-	$-	$-	$-	$1,307,499	$-	$-	$-	$1,307,499	$-

Total	$-	$-	$-	$-	$1,307,499	$-	$-	$-	$1,307,499	$-

U.S. Small-Mid Cap Equity
Preferred Stock	$-	$-	$-	$-	$452,901	$-	$-	$-	$452,901	$-

Total	$-	$-	$-	$-	$452,901	$-	$-	$-	$452,901	$-

U.S. High Yield Portfolio
Warrant	$5	$-	$-	$-	$-	$-	$-	$-	$5	$-

Total	$5	$-	$-	$-	$-	$-	$-	$-	$5	$-

Effective March 31, 2010, the Portfolios adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 fair value hierarchy. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended September 30, 2010.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2010

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 29, 2010